INCOME TAXES (DETAILS TEXTUAL) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Tax Examination [Line Items]
Deferred Tax Assets Operating Loss Carryforwards Indefinitely	$ 3,720	$ 4,392
Operating Loss Carry forward Expiration Date	expire five years from respective financial years incurring the losses.	expire five years from respective financial years incurring the losses.
Hong Kong [Member]
Income Tax Examination [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	16.50%	16.50%	16.50%
China [Member]
Income Tax Examination [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%